RESTRICTED NET ASSETS OR PARENT COMPANY'S CONDENSED FINANCIAL INFORMATION (Details)	Dec. 31, 2022 USD ($)
PRC Member
RESTRICTED NET ASSETS OR PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Restricted net assets	$ 478,346
Percentage of consolidated net assets	10.00%
UK
RESTRICTED NET ASSETS OR PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Restricted net assets	$ 4,358,441
Percentage of consolidated net assets	89.00%